Cover	Feb. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2026
Entity File Number	001-34852
Entity Registrant Name	RARE ELEMENT RESOURCES LTD.
Entity Central Index Key	0001419806
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	P.O. Box 80
Entity Address, City or Town	Firestone
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80520
City Area Code	720
Local Phone Number	278-2460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false